10. Inventories	12 Months Ended
Dec. 31, 2019
Inventories [absract]
Inventories

10.   Inventories

	2019	2018
Consumables	14,274	14,848
Parts and maintenance materials	184,939	165,293
Total	199,213	180,141

The changes in the provision for obsolescence are as follows:

	2019	2018
Balances at the beginning of the year	(12,808)	(12,509)
Additions	(2,168)	(5,023)
Write-offs	674	4,724
Balances at the end of the year	(14,302)	(12,808)